SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2015
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Schedule of Annual Depreciation Rates

%

Buildings	3 - 4
Machinery and equipment	10 - 33 (mainly 10%)
Motor vehicles	15
Promotional displays	15 - 50
Office furniture and equipment	6 - 33
Leasehold improvements	By the shorter of the term of the lease or the useful life of the assets

Schedule of Intangible Assets Amortization Rates
%

Patents	10
Technology	12.5-20
Customer relationships	11.1-25
Backlog	100

Schedule of Fair Value Assumptions for Stock Options

	2013	2014	2015

Dividend yield	0%	0%	0%
Expected volatility	38.5%-58%	39.34%-44.91%	36.86%-50.05%
Risk-free interest	0.14%-1.6%	0.10%-1.90%	0.24%-2.16%
Contractual term	4-8 years	4-6 years	4-7 years
Forfeiture rate	10%	10%	10%
Suboptimal exercise multiple	1.5	1.5	1.41

Schedule of Product Warranty Accrual

	December 31,
	2014	2015

Warranty provision, beginning of year	$1,238	$1,319
Charged to costs and expenses relating to new sales	1,014	709
Costs of warranties granted	(793)	(723)
Foreign currency translation adjustments	(140)	(92)

Warranty provision, end of year	$1,319	$1,213

Schedule of Changes in Allowance for Doubtful Accounts

	Year ended December 31,
	2013	2014	2015

Balance at the beginning of the year	$959	$809	$1,802
Doubtful debt expenses during the year	165	1,159	749
Customers write-offs/collection during the year, net	(358)	(17)	(185)
Exchange rate	43	(149)	(35)

	$809	$1,802	$2,331

Schedule of Accumulated Other Comprehensive Income
	Year ended December 31,
	2013	2014	2015

Foreign currency translation adjustments	$3,874	$2,041	$(1,850)

Total accumulated other comprehensive income (loss)	$3,874	$2,041	$(1,850)